Components of other comprehensive income (loss)	12 Months Ended
Dec. 31, 2023
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Components of other comprehensive income (loss)
Note 21. Components of other comprehensive income (loss)
The movement on the components of the other comprehensive income (loss) for the years ended December 31, 2021, 2022 and 2023 is as follows:

	For the years ended December 31,
	2021		2022		2023
Controlling interest:
Unrealized gain (loss) on equity investments at fair value, net of deferred taxes	Ps.	4,560,869	Ps.	(4,707,276)	Ps.	(967,609)
Translation effect of foreign entities		(4,837,206)		(31,086,965)		(37,399,680)
Translation effect by discontinued operations		(829,163)		5,193,281		—
Remeasurement of defined benefit plan, net of deferred taxes		11,100,835		(4,599,407)		(3,662,102)
Asset’s revaluation surplus net of deferred taxes		—		—		497,628
Non-controlling interest of the items above		(2,135,886)		(3,734,066)		(3,885,410)

Other comprehensive income (loss)	Ps.	7,859,449	Ps.	(38,934,433)	Ps.	(45,417,173)